Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts Receivable, Net
Balance as of January 1,	$ 14,040	¥ 91,348	¥ 58,846	¥ 23,767
Additional provision/(reversal) charged to bad debt expenses, net	(1,402)	(9,137)	47,762	46,990
Write-off of bad debt provision	(2,578)	(16,757)	(15,260)	(11,911)
Balance as of December 31,	$ 10,060	¥ 65,454	¥ 91,348	¥ 58,846